Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

NOTE 27 - LEASES

We have operating leases for several branch locations and office space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. We also lease certain office equipment under operating leases. Many of our leases include both lease (e.g., minimum rent payments) and non-lease (e.g., common-area or other maintenance costs) components. The Company accounts for each component separately based on the standalone price of each component. In addition, we have several operating leases with lease terms of less than one year and therefore, we have elected the practical expedient to exclude these short-term leases from our ROU assets and lease liabilities.

Most leases include one or more options to renew. The exercise of lease renewal options is typically at our sole discretion. The majority of renewals to extend the lease terms are included in our ROU assets and lease liabilities as they are reasonably certain of exercise.

As most of our leases do not provide an implicit rate, we use the fully collateralized FHLB borrowing rate, commensurate with the lease terms based on the information available at the lease commencement date in determining the present value of the lease payments.

The balance sheet information related to our operating leases were as follows as of December 31, 2019:

	Classification on the Consolidated Balance Sheet	December 31, 2019
Assets:
Operating lease	Other assets	$3,273
Liabilities:
Operating lease	Accrued expenses and other liabilities	$3,273

The cost components of our operating leases were as follows for the period ended December 31, 2019:

December 31, 2019
Lease cost
Operating lease cost	$429
Short-term lease cost	262
Sublease income	(49)
Total lease cost	$642

NOTE 27 – LEASES (Continued)

Maturities of our lease liabilities for all operating leases for each of the next five years and thereafter is as follows:

2020	$511
2021	497
2022	438
2023	430
2024	422
Thereafter	1,381
Total lease payments	$3,679
Less: Imputed Interest	406
Present value of lease liabilities	$3,273

The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 31, 2019:

Weighted-average remaining lease term - operating leases (years)	6.25
Weighted-average discount rate - operating leases	2.92%

Operating leases: The Company leases certain branch properties, office space and equipment under operating leases. Rent expense was $642, $579, and $558 for 2019, 2018 and 2017, respectively. Rent commitments, before considering renewal options that are generally present, at December 31, 2019 were as follows:

2020	$660
2021	367
2022	293
2023	215
2024	206
Thereafter	595
Total	$2,336

The rent commitments listed above are primarily for the leasing of seven financial services branches.